Form 5500 Schedule H, Line 4i — Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	75-2354902
Plan number	001
Participant Loans, Cost	$ 0
Participant Loans	16,505,827
Total	$ 562,993,763
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 486,376,641
Investment, Identifier [Axis]: Brinker Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Number of shares (in shares) | shares	306,137
Current Value	$ 43,929,678
Investment, Identifier [Axis]: Money market | Fidelity Investments Money Market Government Portfolio-Class I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Number of shares (in shares) | shares	16,181,617
Current Value	$ 16,181,617
Investment, Identifier [Axis]: Mutual funds | American Beacon Large Cap Value Fund R5 Class
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	554,926
Current Value	$ 14,949,697
Investment, Identifier [Axis]: Mutual funds | American Funds 2015 Target Date Retirement Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	282,172
Current Value	$ 3,634,380
Investment, Identifier [Axis]: Mutual funds | American Funds 2020 Target Date Retirement Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	175,862
Current Value	$ 2,502,520
Investment, Identifier [Axis]: Mutual funds | American Funds 2025 Target Date Retirement Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	685,876
Current Value	$ 11,083,751
Investment, Identifier [Axis]: Mutual funds | American Funds 2030 Target Date Retirement Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	1,256,677
Current Value	$ 23,587,827
Investment, Identifier [Axis]: Mutual funds | American Funds 2035 Target Date Retirement Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	2,102,960
Current Value	$ 44,162,151
Investment, Identifier [Axis]: Mutual funds | American Funds 2040 Target Date Retirement Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	2,078,328
Current Value	$ 48,092,521
Investment, Identifier [Axis]: Mutual funds | American Funds 2045 Target Date Retirement Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	1,745,373
Current Value	$ 42,011,127
Investment, Identifier [Axis]: Mutual funds | American Funds 2050 Target Date Retirement Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	1,597,732
Current Value	$ 37,930,150
Investment, Identifier [Axis]: Mutual funds | American Funds 2055 Target Date Retirement Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	939,847
Current Value	$ 28,326,979
Investment, Identifier [Axis]: Mutual funds | American Funds 2060 Target Date Retirement Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	1,025,506
Current Value	$ 21,043,391
Investment, Identifier [Axis]: Mutual funds | American Funds EuroPacific Growth Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	256,732
Current Value	$ 15,552,819
Investment, Identifier [Axis]: Mutual funds | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Number of shares (in shares) | shares	231,469
Current Value	$ 55,024,785
Investment, Identifier [Axis]: Mutual funds | Fidelity Contrafund K6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Number of shares (in shares) | shares	2,006,282
Current Value	$ 70,199,821
Investment, Identifier [Axis]: Mutual funds | Fidelity Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Number of shares (in shares) | shares	65,877
Current Value	$ 6,631,870
Investment, Identifier [Axis]: Mutual funds | Fidelity Small Cap Growth K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Number of shares (in shares) | shares	694,382
Current Value	$ 13,415,457
Investment, Identifier [Axis]: Mutual funds | Fidelity Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Number of shares (in shares) | shares	602,245
Current Value	$ 10,430,889
Investment, Identifier [Axis]: Mutual funds | Neuberger Genesis Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	324,158
Current Value	$ 17,420,259
Investment, Identifier [Axis]: Mutual funds | PIMCO Total Return Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	2,012,393
Current Value	$ 17,829,804
Investment, Identifier [Axis]: Mutual funds | Vanguard Inflation-Protected Securities Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	110,860
Current Value	$ 2,546,443